CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,445)	$ (3,004)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	13	0
Depreciation	0	21
Amortization of debt issuance costs and discounts	297	54
Amortization of beneficial conversion feature	78	73
Stock-based compensation	251	8
Change in fair value of warrants	490	1,267
Loss on extinguishment of debt	296	0
Change in fair value of derivative	36	0
Changes in operating assets and liabilities:
Accounts receivable	(1)	(1)
Inventory	(5)	66
Other current assets	(532)	(37)
Other non-current asset	18	0
Accounts payable	(189)	62
Deferred revenue	(59)	32
Accrued liabilities	208	857
Total adjustments	901	2,402
Net cash used in operating activities	(1,544)	(602)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property and equipment	(1)	0
Net cash used in investing activities	(1)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing, net of discounts and debt issuance costs	519	748
Proceeds from issuance of Series E Preferred Stock	1,539	0
Payments made on notes payable	(959)	(146)
Proceeds from the issuance of common stock, net of costs	128	0
Net cash provided by financing activities	1,227	602
Net change in cash and cash equivalents	(318)	0
Cash and cash equivalents, beginning of year	899	0
Cash and cash equivalents, end of period	581	0
SUPPLEMENTAL SCHEDULE OF:
Cash paid for: interest	229	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as debt repayment	2,832	33
Dividends on preferred stock	75	0
Subscription receivable	635	0
Warrants exchanged for fixed price warrants	70	0
Settlement of dividends through common stock issuance	$ 26	$ 0